TYPE 13F-HR

PERIOD 12/31/03

FILER

CIK  0000860488

CCC  $tiyjp6u

SUBMISSION-CONTACT

NAME S. ZMACH

PHONE 310-553-5830

Attached Documents Page (3)

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: December 31, 2003" Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.):  [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	"McKEE INVESTMENT MANAGEMENT CO., INC."

Address:  1801 Century Park East Suite 1101
"             Los Angeles, CA  90067"

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien

Title:    President

Phone:    310-553-5830

"Signature, Place, and Date of Signing:"

"Barry P. Julien Los Angeles, California February 12, 2004"

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:
						UPDATE
Number of Other Included Managers: None

Form 13F Information Table Entry Total:  47

"Form 13F Information Table Value Total:  $103,675"

List of Other Included Managers:  None

				FORM 13F INFORMATION TABLE
	Title of		Market Val 	   Shares/	SH/	Investment	 Other	 Voting Authority (Shs)
Name of Issuer	Class	  CUSIP 	  (x$1000)	   Prin Amnt	PR	Discretion	  Mgrs	 Sole	Shared	     None

AES Corporation		COM 	00130H105	1049	111160	SH	SOLE		0	0 	111160
AGL Resources		COM 	001204106	230	7915	SH	SOLE		7915	0 	0
Ameren Corporation	COM 	023608102	5286	114910	SH	SOLE		4910	0 	110000
American Electric Power	COM 	025537101	4882	160000	SH	SOLE		0	0 	160000
Applied Materials	COM 	038222105	898	40000	SH	SOLE		0	0 	40000
Aquila Inc.		COM	03840P102	305	90000	SH	SOLE		0	0 	90000
CenterPoint Energy	COM	15189T107	529	54600	SH	SOLE		0	0 	54600
CINergy			COM 	172474108	6112	157495	SH	SOLE		7495	0 	150000
Cisco Systems		COM 	17275R102	969	40000	SH	SOLE		0	0 	40000
Consolidated Edison	COM 	209115104	5178	120395	SH	SOLE		5395	0 	115000
Constellation Energy	COM 	210371100	895	25000	SH	SOLE		0	0 	25000
DQE, Inc.		COM 	23329J104	1651	90000	SH	SOLE		0	0 	90000
Dominion Resources Inc 	COM 	25746U109	4967	77820	SH	SOLE		7820	0 	70000
Duke Energy		COM 	264399106	2699	132000	SH	SOLE		0	0 	132000
EMC Corporation		COM 	268648102	775	60000	SH	SOLE		0	0 	60000
Energy East Corp.	COM 	29266M109	842	37600	SH	SOLE		0	0 	37600
Entergy Corp.		COM 	29364G103	4285	75000	SH	SOLE		0	0 	75000
Exelon Corporation	COM	30161N101	5085	76635	SH	SOLE		6635	0 	70000
First Energy		COM 	337932107	3520	100000	SH	SOLE		0	0 	100000
FPL Group Inc.		COM 	302571104	4865	74365	SH	SOLE		4365	0 	70000
Ford Motor Company	COM 	345370860	440	27481	SH	SOLE		0	0 	27481
Gillette Company	COM 	375766102	367	10000	SH	SOLE		0	0 	10000
Great Plains Energy	COM 	391164100	3978	125000	SH	SOLE		0	0 	125000
Hawaiian Electric	COM 	419870100	3553	75000	SH	SOLE		0	0 	75000
KeySpan Corp		COM	49337W100	1656	45000	SH	SOLE		0	0 	45000
NSTAR			COM	67019E107	1455	30000	SH	SOLE		0	0 	30000
NiSOURCE		COM	65473P105	3291	150000	SH	SOLE		0	0 	150000
Northeast Utilities	COM	664397106	403	20000	SH	SOLE		0	0 	20000
PP&L Corporation	COM	69351T106	871	19903	SH	SOLE		0	0 	19903
Pinnacle West Capital 	COM	723484101	3002	75000	SH	SOLE		0	0 	75000
Progress Energy		COM	743263105	4939	109130	SH	SOLE		9130	0 	100000
Public Svc Enterprise 	COM	744573106	2409	55000	SH	SOLE		0	0 	55000
Puget Energy Inc. 	COM	745310102	1358	57150	SH	SOLE		7150		50000
R.R. Donnelley & Sons	COM	257867101	1508	50000	SH	SOLE		0	0 	50000
SCANA Corp		COM	80559M102	2190	63935	SH	SOLE		3935	0 	60000
Sempra Energy		COM	816851109	2856	95000	SH	SOLE		0	0 	95000
Southern Company	COM	842587107	4791	158375	SH	SOLE		8375	0 	150000
Sun Microsystems	COM	866810104	447	100000	SH	SOLE		0	0 	100000
TECO Energy, Inc.	COM	872375100	1700	118000	SH	SOLE		0	0 	118000
TXU Corp		COM	873168108	1423	60000	SH	SOLE		0	0 	60000
Texas Generation Co.	COM	882443104	89	2730	SH	SOLE		0	0 	2730
Texas Instruments	COM	882508104	294	10000	SH	SOLE		0	0 	10000
Unisource Energy Corp	COM	909205106	79	3200	SH	SOLE		0	0 	3200
Vectren Corp.		COM	92240G101	438	17771	SH	SOLE		0	0 	17771
Verizon Communications	COM 	92343V104	428	12200	SH	SOLE		0	0 	12200
WPS Resources		COM	92931B106	2312	50000	SH	SOLE		0	0 	50000
Xcel Energy		COM 	98389B100	2377	140000	SH	SOLE		0	0 	140000


AGGREGATE TOTAL					103675	3324770


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/SUBMISSION